RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF COMPENSATION OF KEY MANAGEMENT PERSONNEL

a)	Compensation of key management personnel of the Company.

	2026	2025	2024
	HK$	HK$	HK$

Salaries, fees and other allowances	1,230,000	1,920,000	1,920,000
Retirement benefit scheme contributions	-	-	16,661

Total	1,230,000	1,920,000	1,936,661

SCHEDULE OF RELATED PARTY BALANCES

The amounts are unsecured, interest-free and repayable on demand. The related party balances are set out below:

	As at March 31,
	2026	2025
	HK$	HK$

Amount due to a shareholder
Joyful Star Limited	(189,922)	(689,922)

Amounts due to directors
Dr Chan Kam Biu, Richard	(392,298)	(621,243)
Lui Lai Yuen	-	(200,000)

Other payable
Lui Lai Yuen and Chan Koon Wah Charles	(5,800)	-